Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers (4)	Value of initial fixed $100 investment based on:		Net Income/(Loss) (6)	Adjusted EBITDA (7)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)

2022	$2,769,525	$293,660	$910,078	$335,961	$156.89	$29.28	$(140,671,000)	$137,885,000

2021	$2,511,305	$3,108,217	$1,275,791	$1,302,423	$191.58	$75.28	$(3,572,000)	$165,667,000

2020	$2,671,933	$1,854,082	$924,097	$672,378	$148.865	$51.28	$(242,224,000)	$112,090,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Reflects the total compensation of our current CEO, David Field, who is our PEO. Amounts shown are as calculated in the Summary Compensation Table (SCT) for each of the years shown.
Peer Group Issuers, Footnote [Text Block]	Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2017. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 2,769,525	$ 2,511,305	$ 2,671,933
PEO Actually Paid Compensation Amount	$ 293,660	3,108,217	1,854,082
Adjustment To PEO Compensation, Footnote [Text Block]

CEO – Reconciliation of SCT Total to CAP Total (a)
			2022	2021	2020

SCT Total Compensation			$2,769,525	$2,511,305	$2,671,933
Grant Date Fair Value of Awards Granted During Year	(b)	—	1,360,250	546,750	1,455,070
Fair Value of Equity Calculated Using SEC Methodology	(c)	+	(1,115,615)	1,143,662	637,219
Compensation actually paid			$293,660	$3,108,217	$1,854,082

As shown in these tables, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year.Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable year.The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT , which requires us to show the grant date value of equity awards granted during the applicable year, the CAP table requires us to calculate equity fair value as follows:
i. The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
ii.the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year
iii.for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.
iv.Fair Value at Vest Date of Granted and vested current year
v. Forfeited Current Year
Fair Value of Equity Calculated Using SEC Methodology:

CEO – CAP Fair Value of Equity Calculation
		2022	2021	2020

Year-end Fair Value of Equity Awards Granted in the Year Outstanding and Unvested End of Year		$68,055	$587,250	$1,225,000
Year-over-year Change in FV of Outstanding and Unvested Equity Awards	+	(1,290,323)	102,581	(623,790)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	+	—	—	279,650
Fair Value as of Vesting Date of Equity Awards Granted in Prior Years and Vested in the Year	+	106,653	453,831	(243,641)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—
Value of Equity for CAP Purposes		$(1,115,615)	$1,143,662	$637,219

Non-PEO NEO Average Total Compensation Amount	$ 910,078	1,275,791	924,097
Non-PEO NEO Average Compensation Actually Paid Amount	$ 335,961	1,302,423	672,378
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Other NEOs (Average) – Reconciliation of SCT Total to CAP Total				(a)
			2022		2021	2020

Avg SCT Total Compensation			$910,078		$1,275,791	$924,097
Grant Date Fair Value of Awards Granted During Year	(b)	—	64,208		482,739	361,377
Fair Value of Equity Calculated Using SEC Methodology	(c)	+	(509,909)		509,371	109,658
Compensation Actually Paid			$335,961		$1,302,423	$672,378

The CAP total figures were calculated using the same methodology described above in footnote to the CEO, “Reconciliation of SCT Total to CAP Total” tables shown above.Represents the average total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for these NEOs for the applicable year.The fair value of equity component of the CAP calculation was determined using the same methodology described above in footnote (c) to the CEO “Reconciliation of SCT Total to CAP to Total” tables shown above, using averages for the included NEOs. The specific calculations for the included NEOs for the relevant years are shown in the table below.

Other NEOs – CAP Fair Value of Equity Calculation
		2022	2021	2020

Avg. Year-end Fair Value of Equity Awards Granted in the Year Outstanding and Unvested End of Year		$6,825	$349,819	$302,400
Avg. Year-over-year Change in FV of Outstanding and Unvested Equity Awards	+	(550,303)	31,749	(174,894)
Avg. Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	+	—	—	37,600
Avg. Fair Value as of Vesting Date of Equity Awards Granted in Prior Years and Vested in the Year	+	33,569	127,803	(55,448)
Avg. Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—
Avg. Value of Equity for CAP Purposes		$(509,909)	$509,371	$109,658

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]	Pay versus Performance: Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Pay versus Performance: Adjusted EBITDA
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted EBITDA
Revenue
Expense

Total Shareholder Return Amount	$ 156.89	191.58	148.865
Peer Group Total Shareholder Return Amount	29.28	75.28	51.28
Net Income (Loss)	$ (140,671,000)	$ (3,572,000)	$ (242,224,000)
Company Selected Measure Amount	137,885,000	165,667,000	112,090,000
PEO Name	David Field
Additional 402(v) Disclosure [Text Block]	The dollar amounts shown in these columns reflect “compensation actually paid” to Mr. Field calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid during the applicable years. The adjustments made to the PEO's total compensation for each year to determine CAP are shown in the tables below. Reflects the average total compensation of our non-PEO NEOs, as calculated in the SCT for each of the years shown.The dollar amounts shown in these columns reflect average “compensation actually paid” to our other NEOs, calculated in accordance with SEC rules. Reflects after-tax net income/(loss) attributable to stockholders prepared in accordance with GAAP for each of the years shown above.Adjusted EBITDA measure provides useful information to management and investors by excluding certain income/(loss), expenses and gains and losses that may not be indicative of the Company's core operating and financial results. Adjusted EBITDA is a useful performance measure because certain items included in the calculation of net income/(loss) may either mask or exaggerate trends in the Company's ongoing operating performance measures, by identifying the individual adjustments, provide a useful mechanism for investors to consider these adjusted measures with some or all of the identified adjustments.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Expense
PEO [Member] | Adjustment, Grant Date Fair Value Of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,360,250	$ 546,750	$ 1,455,070
PEO [Member] | Adjustment, Fair Value Of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,115,615)	1,143,662	637,219
PEO [Member] | Adjustment, Year-End Fair Value Of Equity Awards Granted In The Year Outstanding And Unvested End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	68,055	587,250	1,225,000
PEO [Member] | Adjustment, Year-Over-Year Change In FV Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,290,323)	102,581	(623,790)
PEO [Member] | Adjustment, Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	279,650
PEO [Member] | Adjustment, Fair Value As Of Vesting Date Of Equity Awards Granted In Prior Years And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	106,653	453,831	(243,641)
PEO [Member] | Adjustment, Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,115,615)	1,143,662	637,219
Non-PEO NEO [Member] | Adjustment, Grant Date Fair Value Of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,208	482,739	361,377
Non-PEO NEO [Member] | Adjustment, Fair Value Of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(509,909)	509,371	109,658
Non-PEO NEO [Member] | Adjustment, Year-End Fair Value Of Equity Awards Granted In The Year Outstanding And Unvested End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	6,825	349,819	302,400
Non-PEO NEO [Member] | Adjustment, Year-Over-Year Change In FV Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(550,303)	31,749	(174,894)
Non-PEO NEO [Member] | Adjustment, Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	37,600
Non-PEO NEO [Member] | Adjustment, Fair Value As Of Vesting Date Of Equity Awards Granted In Prior Years And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	33,569	127,803	(55,448)
Non-PEO NEO [Member] | Adjustment, Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 509,371	$ 109,658